Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.489%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,135,732.39

Principal:
Principal Collections	$16,086,997.69
Prepayments in Full	$7,109,665.59
Liquidation Proceeds	$130,963.66
Recoveries	$108,191.13
Sub Total	$23,435,818.07
Collections	$24,571,550.46

Purchase Amounts:
Purchase Amounts Related to Principal	$544,929.24
Purchase Amounts Related to Interest	$2,755.35
Sub Total	$547,684.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,119,235.05

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,119,235.05
Servicing Fee	$331,539.54	$331,539.54	$0.00	$0.00	$24,787,695.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,787,695.51
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,787,695.51
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,787,695.51
Interest - Class A-3 Notes	$165,998.68	$165,998.68	$0.00	$0.00	$24,621,696.83
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$24,468,930.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,468,930.83
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$24,388,779.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,388,779.66
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$24,330,864.66
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,330,864.66
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$24,259,787.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,259,787.16
Regular Principal Payment	$22,810,513.14	$22,810,513.14	$0.00	$0.00	$1,449,274.02
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,449,274.02
Residual Released to Depositor	$0.00	$1,449,274.02	$0.00	$0.00	$0.00
Total		$25,119,235.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,810,513.14
Total					$22,810,513.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,810,513.14	$47.23	$165,998.68	$0.34	$22,976,511.82	$47.57
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$22,810,513.14	$14.16	$527,908.35	$0.33	$23,338,421.49	$14.49

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$155,623,761.67	0.3222024	$132,813,248.53	0.2749757
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$377,963,761.67	0.2346231	$355,153,248.53	0.2204634

Pool Information
Weighted Average APR	3.427%	3.431%
Weighted Average Remaining Term	29.59	28.79
Number of Receivables Outstanding	33,025	32,043
Pool Balance	$397,847,445.98	$373,689,803.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$377,963,761.67	$355,153,248.53
Pool Factor	0.2383179	0.2238470

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$18,536,554.71
Targeted Overcollateralization Amount	$18,536,554.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,536,554.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$285,086.56
(Recoveries)		149	$108,191.13
Net Loss for Current Collection Period			$176,895.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5336%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4778%
Second Prior Collection Period			0.6009%
Prior Collection Period			0.5187%
Current Collection Period			0.5503%
Four Month Average (Current and Prior Three Collection Periods)			0.5369%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,622	$12,089,497.36
(Cumulative Recoveries)			$1,679,586.58
Cumulative Net Loss for All Collection Periods			$10,409,910.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6236%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,615.64
Average Net Loss for Receivables that have experienced a Realized Loss			$2,252.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.93%	463	$7,199,622.40
61-90 Days Delinquent	0.15%	35	$562,303.03
91-120 Days Delinquent	0.02%	5	$81,814.40
Over 120 Days Delinquent	0.20%	48	$750,958.09
Total Delinquent Receivables	2.30%	551	$8,594,697.92

Repossession Inventory:
Repossessed in the Current Collection Period		21	$318,551.46
Total Repossessed Inventory		41	$670,305.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3529%
Prior Collection Period			0.3482%
Current Collection Period			0.2746%
Three Month Average			0.3253%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer